20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Regulatory capital ratios

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum To Be Well
					Capitalized Under
			Minimum For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)
Company	$47,385	12.57%	$30,164	8.00%	N/A	N/A
Bank	$46,796	12.44%	$30,099	8.00%	$37,623	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,724	10.80%	$15,082	4.00%	N/A	N/A
Bank	$42,440	11.28%	$15,049	4.00%	$22,574	6.00%

Tier I capital (to average assets)
Company	$40,724	7.27%	$22,416	4.00%	N/A	N/A
Bank	$42,440	7.58%	$22,387	4.00%	$27,984	5.00%

As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$44,289	11.95%	$29,660	8.00%	N/A	N/A
Bank	$43,710	11.82%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$37,231	10.04%	$14,830	4.00%	N/A	N/A
Bank	$39,768	10.75%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$37,231	6.81%	$21,882	4.00%	N/A	N/A
Bank	$39,768	7.28%	$21,853	4.00%	$27,316	5.00%